Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Total	¥ 485,401	$ 69,411	¥ 556,136
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	33,744		30,256
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	72,137		56,654
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	20,391		21,830
Equity investments without readily determinable fair values	63,430		63,430
Other equity method investments
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	29,431		44,767
AiFenLei Global Co., Ltd. (“AiFenLei”)
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values	176,581		248,846
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values	32,715		32,693
China Dynamic Fund I SP
Schedule Of Equity Method Investments [Line Items]
Investments at fair value	¥ 56,972		¥ 57,660